CONSOLIDATED BALANCE SHEETS	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 5,653,853,691	$ 812,125,268	¥ 3,104,916,803
Restricted cash	576,546,098	82,815,665	377,110,770
Restricted short-term investments	6,930,501,767	995,504,290	4,058,418,999
Accounts receivable, net - related parties	520,503,579	74,765,661	675,767,723
Accounts receivable, net - third parties	5,266,350,650	756,463,939	5,436,370,691
Notes receivable - related party	18,628,574	2,675,827
Notes receivable, net - third parties	1,529,800,657	219,742,115	1,010,468,502
Advances to suppliers - third parties	2,522,373,453	362,316,276	665,220,852
Inventories, net	5,818,788,985	835,816,741	5,743,327,938
Foreign exchange forward contract receivables	52,281,183	7,509,722	1,192,168
Other receivables - related parties	54,318,280	7,802,333	67,729,869
Derivative assets foreign exchange option			846,718
Held-for-sale assets	1,170,817,846	168,177,458
Prepayments and other current assets	1,573,481,940	226,016,539	1,712,888,803
Total current assets	31,688,246,703	4,551,731,834	22,854,259,836
Non-current assets:
Restricted long-term investments	531,157,976	76,296,069	921,300,096
Project assets, net	798,243,129	114,660,451	1,770,621,085
Investments in affiliates	278,021,287	39,935,259	25,531,136
Property, plant and equipment, net	10,208,204,549	1,466,316,836	8,275,899,684
Land use rights, net	597,922,450	85,886,186	574,945,186
Intangible assets, net	36,395,056	5,227,823	35,361,410
Deferred tax assets	271,286,263	38,967,833	338,069,324
Financing lease right-of-use assets, net	1,259,713,215	180,946,482
Operating lease right-of-use assets, net	317,903,640	45,664,001
Call option related to convertible senior notes	294,177,634	42,255,973
Other assets - related parties	96,753,306	13,897,743	144,983,745
Other assets - third parties	1,466,692,145	210,677,145	912,210,407
Total non-current assets	16,156,470,650	2,320,731,801	12,998,922,073
Total assets	47,844,717,353	6,872,463,635	35,853,181,909
Current liabilities:
Accounts payable - related parties	36,309,710	5,215,564	698,043
Accounts payable - third parties	4,952,629,856	711,400,766	5,327,093,953
Notes payable - related parties			35,000,000
Notes payable - third parties	7,518,569,682	1,079,974,961	6,036,576,707
Accrued payroll and welfare expenses	879,465,292	126,327,285	810,920,659
Advances from related parties	748,615	107,532	910,086
Advances from third parties	4,350,380,332	624,893,035	2,395,228,932
Income tax payable	117,422,380	16,866,670	70,240,122
Foreign exchange forward contract payables	3,856,561	553,960	9,463,728
Convertible senior notes - current			68,632
Derivative liability interest rate swap	61,271,965		12,786,001
Financing lease liabilities - current	227,613,208	32,694,592	287,441,586
Operating lease liabilities - current	40,043,113	5,751,833
Bond payable and accrued interests			10,318,000
Short-term borrowings, including current portion of long-term bank borrowings, and failed sale-leaseback financing	9,047,249,911	1,299,556,136	7,103,399,191
Other payables and accruals - third parties	3,055,929,756	438,956,841	2,281,024,560
Other payables - related parties	13,127,352	1,885,626	20,818,596
Guarantee liabilities - related parties	25,687,692	3,689,806	26,639,131
Held-for-sale liabilities	1,008,195,707	144,818,252
Total current liabilities	31,277,229,167	4,492,692,859	24,141,186,341
Non-current liabilities:
Long-term borrowings	1,586,187,165	227,841,530	1,954,830,774
Finance lease obligations and others			338,412,288
Bond payables			299,475,000
Accrued warranty costs - non-current	651,968,415	93,649,403	573,641,400
Financing lease liabilities - non-current	583,490,228	83,813,127
Operating lease liabilities - non-current	279,534,370	40,152,600
Convertible senior notes	728,215,869	104,601,665
Deferred tax liability	250,733,941	36,015,677	25,893,228
Guarantee liabilities - related parties - non current	46,331,673	6,655,128	65,764,938
Total non-current liabilities	4,126,461,661	592,729,130	3,258,017,628
Total liabilities	35,403,690,828	5,085,421,989	27,399,203,969
Commitment and contingencies
Shareholders' equity:
Ordinary shares (US$0.00002 par value, 500,000,000 shares authorized, 158,587,937 and 180,653,497 shares issued as of December 31, 2018 and December 31, 2019, respectively, 156,864,737 and 178,930,297 shares outstanding as of December 31, 2018 and December 31, 2019, respectively.)	24,767	3,558	21,727
Additional paid-in capital	4,582,849,862	658,285,194	4,010,739,727
Statutory reserves	689,706,737	99,070,174	570,176,203
Accumulated other comprehensive income	62,952,198	9,042,517	70,300,898
Treasury stock, at cost; 1,723,200 ordinary shares as of December 31, 2018 and December 31, 2019	(13,875,553)	(1,993,098)	(13,875,553)
Retained earnings	3,981,660,004	571,929,674	3,202,528,312
Total JinkoSolar Holding Co., Ltd. shareholders' equity	9,303,318,015	1,336,338,019	7,839,891,314
Non-controlling interests	3,137,708,510	450,703,627	614,086,626
Total shareholders' equity	12,441,026,525	1,787,041,646	8,453,977,940
Total liabilities, redeemable non-controlling interest and shareholders' equity	¥ 47,844,717,353	$ 6,872,463,635	¥ 35,853,181,909